Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020
Additional deferred revenue	$ 42,742	$ 278,509
Potentially dilutive shares outstanding	254,806,452	239,950,260	220,798,603	262,930,295
Revenues recognized	$ 42,423	$ 219,808
Deferred revenue	141,716	145,485		$ 138,812
Allowance for doubtful accounts	$ 11,000	11,000		22,000
Maximum [Member]
Renewal fee term	36 years
Minimum [Member]
Renewal fee term	12 years
Contract asset balance [Member]
Deferred revenue	$ 122,137	71,441		$ 66,022
Deferred revenues outstanding [Member]
Revenues recognized	$ 35,344	$ 135,708